FINANCIAL RISK MANAGEMENT - Summary of Derivative Instruments (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Derivative Financial Instruments [Line Items]
Total	R$ 796,877
Fair value [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Financial derivatives	(785,733)	R$ 516,386
Operational derivatives	(11,144)	251
Total	R$ (796,877)	R$ 516,637